FAIR VALUE MEASUREMENT (Details 3) (Not Designated As Hedging Instrument [Member], CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2012 Currency Swap [Member] Other Expense [Member]	Sep. 30, 2012 Currency Swap [Member] Other Expense [Member] Predecessor [Member]	Dec. 31, 2011 Currency Swap [Member] Other Expense [Member] Predecessor [Member]	Dec. 31, 2012 Commodity Swap Contracts Related To Pulp and Newsprint Hedges [Member] Other Expense [Member]	Sep. 30, 2012 Commodity Swap Contracts Related To Pulp and Newsprint Hedges [Member] Other Expense [Member] Predecessor [Member]	Dec. 31, 2011 Commodity Swap Contracts Related To Pulp and Newsprint Hedges [Member] Other Expense [Member] Predecessor [Member]	Dec. 31, 2012 Commodity Swap Contracts Related To Natural Gas and Old Newspaper Hedges [Member] Other Expense [Member]	Sep. 30, 2012 Commodity Swap Contracts Related To Natural Gas and Old Newspaper Hedges [Member] Other Expense [Member] Predecessor [Member]	Dec. 31, 2011 Commodity Swap Contracts Related To Natural Gas and Old Newspaper Hedges [Member] Other Expense [Member] Predecessor [Member]
Derivative Instruments, Gain (Loss) Recognized In Income, Net	0	(1.2)	(3.4)	0	(1.1)	(2.1)	0	0.1	(0.6)	0	(0.2)	(0.7)